Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Aug. 03, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020